IFRS 7 - Disclosure - Credit Risk - Summary of Industry-wide Breakdown of Business and Government Exposure (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 715,622	$ 672,495
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,770	8,550
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	363,583	326,893
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	663,639	625,520
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	316,610	284,530
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	151,299
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	50,797
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,391
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	80,502
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,621
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	625	1,065
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	621
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	142,431	129,106
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	39,080
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,664
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,232
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	72,587
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,868
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,360	7,532
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,253
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,765
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	277
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	65
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,658	9,769
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,158
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,719
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	35
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	670
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,407	4,694
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,680
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,085
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	532
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	110
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,238	4,909
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,341
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,644
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	222
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	41,028	36,067
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	32,216
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,518
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	113
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,108
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	73
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,319	6,936
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,803
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,447
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	23
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,258	18,104
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,909
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,470
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [Member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,002
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [Member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,877
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,668	5,253
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,593
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,275
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	720
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	80
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,145	1,083
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	448
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	522
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	159
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,353	1,420
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	878
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	429
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	39
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,667	2,850
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,145
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	952
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	434
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	136
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	721	504
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	604
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	111
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,083	6,729
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,767
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,362
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [Member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	384
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [Member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	570
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,095	12,062
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,226
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,408
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,963
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	498
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,883	3,921
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,627
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	981
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	122
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	132
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40,671	$ 32,526
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,950
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,441
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	990
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	260
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 3,030